Share-based Payments - Summary of Stock Option Activity and Related Information (Detail) - Employee stock options [member]	12 Months Ended
	Oct. 31, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	10,295,854	11,360,222
Number of options, granted	2,565,310	2,114,416
Number of options, exercised	(1,362,340)	(3,050,788)
Number of options, forfeited in the year	(60,800)	(127,996)
Number of options, outstanding at end of year	11,438,024	10,295,854
Exercisable at end of year	4,381,128	4,135,122
Number of options, available for grant | shares	14,141,522	16,646,032
Weighted average exercise price, outstanding at beginning of year	$ 53.34	$ 50.2
Weighted average exercise price, granted	70.05	55.4
Weighted average exercise price, exercised	48.42	43.92
Weighted average exercise price, forfeited in the year	56.08	55.93
Weighted average exercise price, outstanding at end of year	57.73	53.34
Weighted average exercise price, exercisable at end of year	$ 53.03	$ 49.48
Reserved for future issue | shares	25,579,546	26,941,886